Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	POS AM
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	41,680,902
Amendment Flag	false
Entity Central Index Key	0001368993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013